Schedule of contract balances (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Revenue from Contract with Customer [Abstract]
Deferred revenue-current		$ 111,630
Deferred revenue-non-current
Total		111,630
Revenue recognized from deferred revenue balance	$ 111,005	$ 1,357,236